Property, Plant and Equipment: (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	525,597	(503,317)	22,280
Leasehold improvements	42,169	(41,190)	979
Mineral property	350,000	-	350,000
	$12,595,300	$(544,507)	$12,050,793

		Accumulated
	Cost	Depreciation	Net
December 31, 2016
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	519,832	(500,870)	18,962
Leasehold improvements	41,190	(41,190)	-
Mineral property	350,000	-	350,000
	$12,588,556	$(542,060)	$12,046,496